Subsequent Events (Details Narrative) - USD ($)								1 Months Ended		2 Months Ended	3 Months Ended	12 Months Ended
	May 07, 2026	Mar. 30, 2026	Mar. 06, 2026	Jan. 31, 2026	Jan. 05, 2026	Jan. 02, 2026	Aug. 27, 2025	Feb. 28, 2026	Jan. 31, 2026	Feb. 28, 2026	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Jun. 02, 2026	May 22, 2026	Jul. 31, 2025	Jan. 23, 2025	Oct. 23, 2024	Sep. 25, 2024	Jul. 31, 2024	Jan. 31, 2024	Aug. 15, 2023	Jul. 31, 2022	Jul. 31, 2021
Parent Company [Member]
SubsequentEvenLineItem [Line Items]
Common stock, shares authorized											400,000,000	400,000,000				400,000,000				400,000,000
Common Stock, Par or Stated Value Per Share											$ 0.01	$ 0.01				$ 0.01				$ 0.01
Series Seed-I preferred stock											1,000,000	1,000,000				1,000,000
Deposits												$ 6,000				$ 3,000				$ 25,000
Parent Company [Member] | Promissory Note [Member]
SubsequentEvenLineItem [Line Items]
Promissory note principal amount						$ 100,000	$ 25,000
Interest rate percentage					11.00%
Maturity date					Jun. 30, 2026
Parent Company [Member] | Promissory Note [Member] | Frost Gamma Investments Trust [Member]
SubsequentEvenLineItem [Line Items]
Promissory note principal amount							$ 120,000										$ 120,000	$ 120,000	$ 120,000			$ 200,000	$ 75,000	$ 75,000
Interest rate percentage					11.00%
Maturity date					Jun. 30, 2026
Gravitics Inc [Member]
SubsequentEvenLineItem [Line Items]
Interest rate percentage											4.15%
Common stock, shares authorized											27,004,445	19,841,878	19,841,878								19,841,878
Common Stock, Par or Stated Value Per Share											$ 0.00001	$ 0.00001	$ 0.00001
Series Seed-I preferred stock											10,184,163	6,011,819									6,011,819
Gross profit										$ 4,900,000
Authorized shares of capital stock																					25,853,696
[custom:SharesAvailableForIssuanceUnderTheGraviticsStockOptionPlan-0]											2,615,622
Preferred stock, shares outstanding											10,118,115	4,185,420
Liabilities												$ 10,100,000
Convertible promissory note liabilities												5,739,000
Promissory notes and accrued interest		$ 600,000						$ 600,000	$ 600,000			111,800,000	$ 30,600,000
Convertible promissory note												$ 5,700,000
Common stock warrants outstanding											7,598,239
Basic and diluted weighted average shares outstanding											2,766,813
Warrants issued											4,831,426
Gravitics Inc [Member] | Furniture and Fixtures [Member]
SubsequentEvenLineItem [Line Items]
Useful life of assets												7 years
Gravitics Inc [Member] | Office Equipment [Member]
SubsequentEvenLineItem [Line Items]
Useful life of assets												5 years
Gravitics Inc [Member] | Computer Equipment [Member]
SubsequentEvenLineItem [Line Items]
Useful life of assets												5 years
Gravitics Inc [Member] | Minimum [Member]
SubsequentEvenLineItem [Line Items]
[custom:SharesAvailableForIssuanceUnderTheGraviticsStockOptionPlan-0]				3,546,000					3,546,000
Gravitics Inc [Member] | Minimum [Member] | Tools Machinery and Other Equipment [Member]
SubsequentEvenLineItem [Line Items]
Useful life of assets												3 years
Gravitics Inc [Member] | Maximum [Member]
SubsequentEvenLineItem [Line Items]
[custom:SharesAvailableForIssuanceUnderTheGraviticsStockOptionPlan-0]				5,381,207					5,381,207
Gravitics Inc [Member] | Maximum [Member] | Tools Machinery and Other Equipment [Member]
SubsequentEvenLineItem [Line Items]
Useful life of assets												5 years
Gravitics Inc [Member] | Series A One Redeemable Convertible Preferred Stock [Member]
SubsequentEvenLineItem [Line Items]
Number of shares issued								2,240,041	337,540
Conversion price per share				$ 4.89				$ 4.89	$ 4.89	$ 4.89
Gross proceeds								$ 10,900,000	$ 1,700,000
Conversion of stock		122,744						1,373,131	1,373,131	122,744
Gravitics Inc [Member] | Series AI [Member]
SubsequentEvenLineItem [Line Items]
Common stock, shares authorized											27,004,445
Series Seed-I preferred stock											4,073,456
Authorized shares of capital stock											37,188,608
Gravitics Inc [Member] | Series AI [Member] | SAFE Agreements [Member]
SubsequentEvenLineItem [Line Items]
Conversion price per share				$ 4.89					$ 4.89
Preferred stock, shares outstanding				1,373,131					1,373,131
Gravitics Inc [Member] | Series AI [Member] | Merger Agreement [Member]
SubsequentEvenLineItem [Line Items]
Conversion price per share			$ 4.89
Preferred stock, shares outstanding			122,744
Promissory notes and accrued interest			$ 600,000
Gravitics Inc [Member] | Series A-I Closing [Member]
SubsequentEvenLineItem [Line Items]
Series Seed-I preferred stock											10,184,163
Gravitics Inc [Member] | Series AII [Member]
SubsequentEvenLineItem [Line Items]
Series Seed-I preferred stock											738,035
Gravitics Inc [Member] | Series AII [Member] | SAFE Agreements [Member]
SubsequentEvenLineItem [Line Items]
Conversion price per share				$ 4.75					$ 4.75
Preferred stock, shares outstanding				738,035					738,035
Gravitics Inc [Member] | Series AIII [Member]
SubsequentEvenLineItem [Line Items]
Series Seed-I preferred stock											1,121,204
Gravitics Inc [Member] | Series A III Redeemable Convertible Preferred Stock [Member]
SubsequentEvenLineItem [Line Items]
Conversion price per share												$ 4.60
Gravitics Inc [Member] | Series A III Redeemable Convertible Preferred Stock [Member] | Merger Agreement [Member]
SubsequentEvenLineItem [Line Items]
Conversion price per share			$ 4.60
Preferred stock, shares outstanding			1,121,204
Gravitics Inc [Member] | Series A Three Redeemable Convertible Preferred Stock [Member]
SubsequentEvenLineItem [Line Items]
Conversion of stock		1,121,204								1,121,204
Subsequent Event [Member] | Parent Company [Member]
SubsequentEvenLineItem [Line Items]
Maturity date						Jun. 30, 2026	Jan. 05, 2026
Subsequent Event [Member] | Parent Company [Member] | Promissory Note [Member] | Frost Gamma Investments Trust [Member]
SubsequentEvenLineItem [Line Items]
Promissory note principal amount						$ 100,000.00
Interest rate percentage					11.00%	11.00%
Maturity date					Jun. 30, 2026	Jun. 30, 2026
Debt instrument beneficially rate														10.00%
Subsequent Event [Member] | Parent Company [Member] | Frost Gamma Note [Member]
SubsequentEvenLineItem [Line Items]
Promissory note principal amount						$ 100,000,000	$ 25,000,000
Interest rate percentage						11.00%	11.00%
Subsequent Event [Member] | Gravitics Inc [Member]
SubsequentEvenLineItem [Line Items]
Common stock, shares authorized															32,620,000
Common Stock, Par or Stated Value Per Share															$ 0.00001
Series Seed-I preferred stock															10,118,115
Preferred Stock, Par or Stated Value Per Share															$ 0.00001
Gross profit									$ 4,900,000
Promissory notes and accrued interest			$ 600,000
Promissory notes and accrued interest				$ 600,000
Subsequent Event [Member] | Gravitics Inc [Member] | Minimum [Member]
SubsequentEvenLineItem [Line Items]
[custom:SharesAvailableForIssuanceUnderTheGraviticsStockOptionPlan-0]				3,546,000					3,546,000
Subsequent Event [Member] | Gravitics Inc [Member] | Maximum [Member]
SubsequentEvenLineItem [Line Items]
[custom:SharesAvailableForIssuanceUnderTheGraviticsStockOptionPlan-0]				5,381,207					5,381,207
Subsequent Event [Member] | Gravitics Inc [Member] | Series A One Redeemable Convertible Preferred Stock [Member]
SubsequentEvenLineItem [Line Items]
Number of shares issued								2,240,041	337,540
Conversion price per share				$ 4.89				$ 4.89	$ 4.89	$ 4.89
Gross proceeds								$ 10,900,000	$ 1,700,000
Conversion of stock									122,744
Subsequent Event [Member] | Gravitics Inc [Member] | Series AI [Member]
SubsequentEvenLineItem [Line Items]
Common stock, shares authorized				27,000,000					27,000,000
Series Seed-I preferred stock				4,073,456					4,073,456
Authorized shares of capital stock				37,179,718					37,179,718
Subsequent Event [Member] | Gravitics Inc [Member] | Series AI [Member] | SAFE Agreements [Member]
SubsequentEvenLineItem [Line Items]
Conversion price per share				$ 4.89					$ 4.89
Preferred stock, shares outstanding				1,373,131					1,373,131
Subsequent Event [Member] | Gravitics Inc [Member] | Series AI [Member] | Merger Agreement [Member]
SubsequentEvenLineItem [Line Items]
Conversion price per share			$ 4.89
Preferred stock, shares outstanding			122,744
Subsequent Event [Member] | Gravitics Inc [Member] | Series A-I Closing [Member]
SubsequentEvenLineItem [Line Items]
Series Seed-I preferred stock				10,179,718					10,179,718
Subsequent Event [Member] | Gravitics Inc [Member] | Series AII [Member]
SubsequentEvenLineItem [Line Items]
Series Seed-I preferred stock				738,035					738,035
Subsequent Event [Member] | Gravitics Inc [Member] | Series AII [Member] | SAFE Agreements [Member]
SubsequentEvenLineItem [Line Items]
Conversion price per share				$ 4.75					$ 4.75
Preferred stock, shares outstanding				738,035					738,035
Subsequent Event [Member] | Gravitics Inc [Member] | Series AIII [Member]
SubsequentEvenLineItem [Line Items]
Series Seed-I preferred stock				1,116,759					1,116,759
Subsequent Event [Member] | Gravitics Inc [Member] | Series A III Redeemable Convertible Preferred Stock [Member] | Merger Agreement [Member]
SubsequentEvenLineItem [Line Items]
Conversion price per share			$ 4.60
Preferred stock, shares outstanding			1,121,204
Subsequent Event [Member] | Gravitics Inc [Member] | Series A Three Redeemable Convertible Preferred Stock [Member]
SubsequentEvenLineItem [Line Items]
Conversion price per share				$ 4.60					$ 4.60
Conversion of stock									1,121,204
Subsequent Event [Member] | New Promissory Note Agreement [Member] | Frost Gamma [Member] | Parent Company [Member]
SubsequentEvenLineItem [Line Items]
Promissory note principal amount	$ 200,000
Interest rate percentage	11.00%
Maturity date	Jun. 30, 2026
Subsequent Event [Member] | New Promissory Note Agreement [Member] | Jane Hsiao [Member] | Parent Company [Member]
SubsequentEvenLineItem [Line Items]
Promissory note principal amount	$ 100,000
Interest rate percentage	11.00%
Maturity date	Jun. 30, 2026